Financing Receivables (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivables:
Financing receivables used as collateral for non-recourse borrowings	642	$ 769
Financing receivables held for sale	0	0
Financing receivables, current
Financing receivables, net, current	19,835	19,787
Financing receivables, noncurrent
Financing receivables, net, noncurrent	11,109	12,755
Financing receivables
Allowance for credit losses	561	365	318
Net investment in sales-type and direct financing leases
Financing receivables, current
Financing receivables, net, current	3,781	4,004
Financing receivables, noncurrent
Financing receivables, net, noncurrent	4,449	5,700
Financing receivables
Sales-type and direct financing leases, unguaranteed residual value	671	737
Sales-type and direct financing leases, unearned income	517	672
Allowance for credit losses	165	123
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2015	49.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2016	28.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2017	16.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2018	6.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2019 and beyond	2.00%
Net investment in sales-type and direct financing leases | Minimum
Financing receivables
Financing receivable, payment terms	2 years
Net investment in sales-type and direct financing leases | Maximum
Financing receivables
Financing receivable, payment terms	6 years
Commercial financing receivables
Financing receivables, current
Financing receivables, net, current	8,423	8,541
Financing receivables
Allowance for credit losses	17	23
Commercial financing receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial financing receivables | Maximum
Financing receivables
Financing receivable, payment terms	90 days
Client loan and installment payment receivables (loans)
Financing receivables, current
Financing receivables, net, current	7,631	7,243
Financing receivables, noncurrent
Financing receivables, net, noncurrent	6,660	7,055
Financing receivables
Allowance for credit losses	396	$ 242
Client loan and installment payment receivables (loans) | Maximum
Financing receivables
Financing receivable, payment terms	7 years